Summary of Significant Accounting Policies - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 3,007,516
Concentration risk, percentage	21.90%	0.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	31.20%		9.30%
Accounts receivable, net	$ 358,970		$ 155,790
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 2,454,365	$ 1,434,490
Concentration risk, percentage	17.90%	17.10%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	14.60%		8.00%
Accounts receivable, net	$ 168,111		$ 135,041
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 1,011,782	$ 1,242,771
Concentration risk, percentage	7.40%	14.80%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	3.10%		2.40%
Accounts receivable, net	$ 35,538		$ 40,032
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 634,619	$ 1,864,655
Concentration risk, percentage	4.60%	22.20%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	11.10%		13.40%
Accounts receivable, net	$ 127,723		$ 226,332
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 7,108,282	$ 4,541,916
Concentration risk, percentage	51.80%	54.10%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	60.00%		33.10%
Accounts receivable, net	$ 690,342		$ 557,195
Supplier Concentration Risk [Member] | Panaicia Pty Ltd [Member] | Cost of Goods and Service Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	61.90%	35.90%
Cost of revenue	$ 7,594,925	$ 2,414,279
Supplier Concentration Risk [Member] | Panaicia Pty Ltd [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage			68.70%
Accounts payables, net			$ 1,563,137
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	6.50%	15.60%
Cost of revenue	$ 796,051	$ 1,047,585
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	49.80%		12.50%
Accounts payables, net	$ 259,552		$ 284,872
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	4.50%	12.00%
Cost of revenue	$ 554,135	$ 804,452
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	3.40%		3.40%
Accounts payables, net	$ 17,928		$ 78,224
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	12.70%
Cost of revenue	$ 1,562,403
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	4.80%		2.10%
Accounts payables, net	$ 25,010		$ 48,762
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	85.60%	63.50%
Cost of revenue	$ 10,507,514	$ 4,266,316
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	58.00%		86.70%
Accounts payables, net	$ 302,490		$ 1,974,995